Schedule of Equity Issued Capital (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jul. 25, 2024	Jun. 30, 2021
Issued Capital
Issued capital, shares	215,056,881	210,889,961	180,202,285	475,000
Issued capital, value	$ 150,346,596	$ 149,346,415	$ 130,246,297
Issued capital, value	(6,374,026)	(6,359,744)	(4,533,038)
Issued capital, value	$ 143,972,570	$ 142,986,671	$ 125,713,259		$ 114,922,698